Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Future minimum lease payments receivable		$ 2,558,339	$ 1,216,086
Residual value of containers		16,532	12,601
Less: unearned income		(768,038)	(347,394)
Net investment in finance leases	[1]	1,806,833	881,293
Less: Allowance for credit losses		(743)	(1,333)
Net investment in finance leases, net		1,806,090	879,960
Amounts due within one year		113,048	78,459
Amounts due beyond one year		$ 1,693,042	$ 801,501

[1]	One major customer represented 85.1% and 80.1% of the Company’s finance lease portfolio as of December 31, 2021 and 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.